GENERAL ADMINISTRATION (Tables)	12 Months Ended
Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of general administrative expenses

in € thousand	2023	2022	2021
Personnel expenses	(4,131)	(3,992)	(3,692)
Legal and consulting fees	(4,401)	(1,681)	(1,584)
External administrative expenses	(965)	(692)	(529)
Other administrative expenses	(3,042)	(607)	(493)
Total administrative expenses	(12,538)	(6,973)	(6,298)